NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Nature of Operations

Nature of Operations

The company provides offshore service vessels and marine support services to the global offshore energy industry through the operation of a diversified fleet of offshore marine service vessels. The company’s revenues, net earnings and cash flows from operations are dependent upon the activity level of the vessel fleet. Like other energy service companies, the level of the company’s business activity is driven by the level of drilling and exploration activity by our customers. Our customers’ activity, in turn, is dependent on crude oil and natural gas prices, which fluctuate depending on respective levels of supply and demand for crude oil and natural gas.

Principles of Consolidation		Principles of Consolidation The consolidated financial statements include the accounts of Tidewater Inc. and its subsidiaries. Intercompany balances and transactions are eliminated in consolidation.
Change to Fiscal Year End

Change to Fiscal Year End

On September 12, 2017, the Board of Directors approved changing the company’s fiscal year from a fiscal year ending on March 31 to a fiscal year ending on December 31, beginning with the period ending December 31, 2017. These financial statements cover the period from April 1, 2017 to December 31, 2017, which is the period between the close of the company’s immediately prior fiscal year and the opening date of the company’s newly selected fiscal year.

Fresh Start Accounting

Reorganization and Fresh Start Accounting

References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized company subsequent to July 31, 2017. References to “Predecessor” or “Predecessor Company” relate to the financial position and results of operations of the company through July 31, 2017.

On July 31, 2017, the company and certain of its subsidiaries that had been named as additional debtors in the Chapter 11 proceedings emerged from bankruptcy after successfully completing its reorganization pursuant to the Second Amended Joint Prepackaged Chapter 11 Plan of Reorganization of the company and its Affiliated Debtors (the “Plan”). Upon the company’s emergence from Chapter 11 bankruptcy, the company qualified for and adopted fresh-start accounting in accordance with the provisions set forth in ASC 852, which requires the company to present its assets, liabilities, and equity as if it were a new entity upon emergence from bankruptcy. The implementation of the Plan and the application of fresh-start accounting materially changed the carrying amounts and classifications reported in the company’s consolidated financial statements and resulted in the company becoming a new entity for financial reporting purposes. As a result of the application of fresh-start accounting and the effects of the implementation of the Plan, the financial statements after July 31, 2017 are not comparable with the financial statements prior to July 31, 2017. Therefore, “black-line” financial statements are presented to distinguish between the Predecessor and Successor companies.

Fresh Start Accounting

Upon emergence from Chapter 11 bankruptcy, the company adopted fresh-start accounting in accordance with provisions of the Financial Accounting Standards Board’s (FASB) Accounting Standards Codification (ASC) No. 852, “Reorganizations” (ASC 852), which resulted in the company becoming a new entity for financial reporting purposes on July 31, 2017 (the “Effective Date”). Upon the adoption of fresh-start accounting, the company’s assets and liabilities were recorded at their fair values as of July 31, 2017. As a result of the adoption of fresh-start accounting, the company’s consolidated financial statements subsequent to July 31, 2017 are not comparable to its consolidated financial statements on and prior to July 31, 2017. Refer to Note (3), “Fresh-start Accounting,” for further details on the impact of fresh-start accounting on the company’s consolidated financial statements.

References to “Successor” or “Successor Company” relate to the financial position and results of operations of the reorganized company subsequent to July 31, 2017. References to “Predecessor” or “Predecessor Company” relate to the financial position and results of operations of the company through July 31, 2017.

Use of Estimates in Preparation of Financial Statements

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The accompanying consolidated financial statements include estimates for allowance for doubtful accounts, useful lives of property and equipment, income tax provisions, impairments, commitments and contingencies and certain accrued liabilities. We evaluate our estimates and assumptions on an ongoing basis based on a combination of historical information and various other assumptions that are considered reasonable under the particular circumstances, the results of which form the basis for making judgments about carrying values of assets and liabilities that are not readily apparent from other sources. These accounting policies involve judgment and uncertainties to such an extent that there is reasonable likelihood that materially different amounts could have been reported under different conditions or if different assumptions had been used and, as such, actual results may differ from these estimates.

Cash Equivalents		Cash Equivalents The company considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Restricted Cash		Restricted Cash The company considers cash as restricted when there are contractual agreements that govern the use or withdrawal of the funds.
Marine Operating Supplies

Marine Operating Supplies

Marine operating supplies, which consist primarily of operating parts and supplies for the company’s vessels as well as fuel, are stated at the lower of weighted-average cost or net realizable value.

Properties and Equipment

Properties and Equipment

Depreciation and Amortization

Properties and equipment are stated at their fair market values upon emergence from Chapter 11 bankruptcy in accordance with fresh-start accounting. Upon emergence from Chapter 11 bankruptcy, the Successor Company, to better reflect the current offshore supply vessel market, updated the estimated useful lives for and the assumed salvage values for certain vessels. Depreciation is computed primarily on the straight-line basis beginning with the date construction is completed, with salvage values of 7.5% for marine equipment, using estimated useful lives of 10 - 20 years for marine equipment (from date of construction) and 3 - 10 years for other properties and equipment. Depreciation is provided for all vessels unless a vessel meets the criteria to be classified as held for sale. Estimated remaining useful lives are reviewed when there has been a change in circumstances that indicates the original estimated useful life may no longer be appropriate. Upon retirement or disposal of a fixed asset, the costs and related accumulated depreciation are removed from the respective accounts and any gains or losses are included in our consolidated statements of earnings.

Maintenance and Repairs

The majority of the company’s vessels require certification inspections twice in every five year period. Concurrent with emergence from Chapter 11 bankruptcy, the Successor Company adopted a new policy for the recognition of the costs of planned major maintenance activities incurred to ensure compliance with applicable regulations and maintain certifications for vessels with classification societies. These costs include drydocking and survey costs necessary to maintain certifications. These recertification costs are typically incurred while the vessel is in drydock and may be incurred concurrent with other vessel maintenance and improvement activities. Costs related to the recertification of vessels are deferred and amortized over 30 months on a straight-line basis. The company’s previous policy (Predecessor) was to expense vessel recertification costs in the period incurred.

Maintenance costs incurred at the time of the recertification drydocking that are not related to the recertification of the vessel are expensed as incurred.

Costs related to vessel improvements that either extend the vessel’s useful life or increase the vessel’s functionality are capitalized and depreciated. Vessel modifications that are performed for a specific customer contract are capitalized and amortized over the firm contract term. Major modifications to equipment that are being performed not only for a specific customer contract are capitalized and amortized over the remaining life of the equipment.

Net Properties and Equipment

The following are summaries of net properties and equipment:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Properties and equipment:
Vessels and related equipment	$850,268	$3,407,760
Other properties and equipment	5,710	69,670

	855,978	3,477,430
Less accumulated depreciation and amortization	18,458	612,668

Net properties and equipment	$837,520	$2,864,762

	Successor		Predecessor
	December 31, 2017		March 31, 2017
	Number Of Vessels (B)	Carrying Value	Number Of Vessels (B)	Carrying Value
		(In thousands)		(In thousands)
Owned vessels in active service	138	$632,978	143	$1,990,049
Stacked vessels	89	189,710	101	793,606
Marine equipment and other assets under construction		9,501		53,611
Other property and equipment (A)		5,331		27,496

Totals	227	$837,520	244	$2,864,762

(A)	Other property and equipment at March 31, 2017 includes eight remotely operated vehicles, all of which were sold in December 2017.
(B)	Vessel count excludes vessels operated under sale leaseback agreements.

The company considers a vessel to be stacked if the vessel crew is disembarked and limited maintenance is being performed on the vessel. The company reduces operating costs by stacking vessels when management does not foresee opportunities to profitably or strategically operate the vessels in the near future. Vessels are added to this list when market conditions warrant and they are removed from this list when they are returned to active service, sold or otherwise disposed. When economically practical marketing opportunities arise, the stacked vessels can be returned to service by performing any necessary maintenance on the vessel and returning fleet personnel to operate the vessel. Although not currently fulfilling charters, stacked vessels are considered to be in service and are included in the calculation of the company’s utilization statistics. Stacked vessels at December 31, 2017 and March 31, 2017 had an average age of 11.0 and 11.5 years, respectively.

All vessels are classified in the company’s consolidated balance sheets in Properties and Equipment. No vessels are classified as held for sale because no vessel meets the criteria.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The company reviews the vessels in its active fleet for impairment whenever events occur or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. In such evaluation, the estimated future undiscounted cash flows generated by an asset group are compared with the carrying amount of the asset group to determine if a write-down may be required. With respect to vessels that are expected to remain in active service, we group together for impairment testing purposes vessels with similar operating and marketing characteristics.

The company estimates cash flows based upon historical data adjusted for the company’s best estimate of expected future market performance, which, in turn, is based on industry trends. If an asset group fails the undiscounted cash flow test, the company estimates the fair value of each asset group and compares such estimated fair value, considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures, to the carrying value of each asset group in order to determine if impairment exists. If an asset group fails the undiscounted cash flow test, management derives the fair value of the asset group by estimating the fair value for each vessel in the group, considering items such as age, vessel class supply and demand, and recent sales of similar vessels among other factors and for vessels with more significant carrying values we may obtain third-party appraisals for use by management in determining a vessel’s fair value. If impairment exists, the carrying value of the asset group is reduced to its estimated fair value.

The primary estimates and assumptions used in reviewing active vessel groups for impairment and estimating undiscounted cash flows include utilization rates, average day rates, and average daily operating expenses. These estimates are made based on recent actual trends in utilization, day rates and operating costs and reflect management’s best estimate of expected market conditions during the period of future cash flows. These assumptions and estimates have changed considerably as market conditions have changed, and they are reasonably likely to continue to change as market conditions change in the future. Although the company believes its assumptions and estimates are reasonable, deviations from the assumptions and estimates could produce materially different results. Management estimates may vary considerably from actual outcomes due to future adverse market conditions or poor operating results that could result in the inability to recover the current carrying value of an asset group, thereby possibly requiring an impairment charge in the future. As the company’s fleet continues to age, management closely monitors the estimates and assumptions used in the impairment analysis in order to properly identify evolving trends and changes in market conditions that could impact the results of the impairment evaluation.

In addition to the periodic review of its active long-lived assets for impairment when circumstances warrant, the company also performs a review of its stacked vessels not expected to return to active service whenever changes in circumstances indicate that the carrying amount of a stacked vessel may not be recoverable. Management estimates the fair value of each vessel not expected to return to active service (considered Level 3, as defined by ASC 820, Fair Value Measurements and Disclosures) by considering items such as the vessel’s age, length of time stacked, likelihood of a return to active service, actual recent sales of similar vessels, among others. For vessels with more significant carrying values, we obtain an estimate of the fair value of the stacked vessel from third-party appraisers or brokers for use in our determination of fair value estimates. The company records an impairment charge when the carrying value of a stacked vessel not expected to return to active service exceeds its estimated fair value. The estimates of fair value of stacked vessels are also subject to significant variability, are sensitive to changes in market conditions, and are reasonably likely to change in the future. Refer to Note (19) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for a discussion on asset impairments.

Accrued Property and Liability Losses

Accrued Property and Liability Losses

The company’s insurance subsidiary establishes case-based reserves for estimates of reported losses on direct business written, estimates received from ceding reinsurers, and reserves based on past experience of unreported losses. Such losses principally relate to the company’s vessel operations and are included as a component of vessel operating costs in the consolidated statements of earnings. The liability for such losses and the related reimbursement receivable from reinsurance companies are classified in the consolidated balance sheets into current and noncurrent amounts based upon estimates of when the liabilities will be settled and when the receivables will be collected.

The following table discloses the total amount of current and long-term liabilities related to accrued property and liability losses not subject to reinsurance recoverability, but considered payable:

	Successor	Predecessor
(In thousands)	December 31, 2017	March 31, 2017
Accrued property and liability losses	$5,056	13,792

Pension and Other Postretirement Benefits

Pension and Other Postretirement Benefits

The company follows the provisions of ASC 715, Compensation—Retirement Benefits, and uses a December 31 measurement date for determining net periodic benefit costs, benefit obligations and the fair value of plan assets. Net periodic pension costs and accumulated benefit obligations are determined using a number of assumptions including the discount rates used to measure future obligations and expenses, the rate of compensation increases, retirement ages, mortality rates, expected long-term return on plan assets, health care cost trends, and other assumptions, all of which have a significant impact on the amounts reported.

The company’s pension cost consists of service costs, interest costs, expected returns on plan assets, amortization of prior service costs or benefits and actuarial gains and losses. The company considers a number of factors in developing its pension assumptions, including an evaluation of relevant discount rates, expected long-term returns on plan assets, plan asset allocations, expected changes in wages and retirement benefits, analyses of current market conditions and input from actuaries and other consultants.

For the long-term rate of return, assumptions are developed regarding the expected rate of return on plan assets based on historical experience and projected long-term investment returns, which consider the plan’s target asset allocation and long-term asset class return expectations. Assumptions for the discount rate use the equivalent single discount rate based on discounting expected plan benefit cash flows using the Mercer Bond Index Curve. For the projected compensation trend rate, short-term and long-term compensation expectations for participants, including salary increases and performance bonus payments are considered. For the health care cost trend rate for other postretirement benefits, assumptions are established for health care cost trends, applying an initial trend rate that reflects recent historical experience and broader national statistics with an ultimate trend rate that assumes that the portion of gross domestic product devoted to health care eventually becomes constant. Refer to Note (8) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for a complete discussion on compensation—retirement benefits.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred taxes are not provided on undistributed earnings of certain non-U.S. subsidiaries and business ventures because the company considers those earnings to be permanently invested abroad (provisionally as noted above). Refer to Note (6) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for a complete discussion on income taxes.

Revenue Recognition

Revenue Recognition

The company’s primary source of revenue is derived from time charter contracts of its vessels on a rate per day of service basis; therefore, vessel revenues are recognized on a daily basis throughout the contract period. These vessel time charter contracts are generally either on a term basis (ranging from three months to three years) or on a “spot” basis. The base rate of hire for a term contract is generally a fixed rate, provided, however, that term contracts at times include escalation clauses to recover specific additional costs. A spot contract is a short-term agreement to provide offshore marine services to a customer for a specific short-term job. Spot contract terms generally range from one day to three months. Vessel revenues are recognized on a daily basis throughout the contract period. There are no material differences in the cost structure of the company’s contracts based on whether the contracts are spot or term for the operating costs are generally the same without regard to the length of a contract.

Operating Costs

Operating Costs

Vessel operating costs are incurred on a daily basis and consist primarily of costs such as crew wages; repair and maintenance; insurance and loss reserves; fuel, lube oil and supplies; and other vessel expenses, which include but are not limited to costs such as brokers’ commissions, training costs, agent fees, port fees, canal transit fees, temporary importation fees, vessel certification fees, and satellite communication fees. Repair and maintenance costs include both routine costs and major repairs carried out during drydockings, which occur during the initial economic useful life of the vessel. Vessel operating costs are recognized as incurred on a daily basis.

Foreign Currency Translation

Foreign Currency Translation

The U.S. dollar is the functional currency for all of the company’s existing international operations, as transactions in these operations are predominately denominated in U.S. dollars. Foreign currency exchange gains and losses from the revaluation of the company’s foreign currency denominated monetary assets and liabilities are included in the consolidated statements of earnings.

Earnings Per Share

Earnings Per Share

The company follows ASC 260, Earnings Per Share and reports both basic earnings per share and diluted earnings per share. The calculation of basic earnings per share is computed based on the weighted average number of shares of common stock outstanding and shares issuable upon the exercise of Creditor Warrants held by U.S. citizens. Dilutive earnings per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Diluted earnings per share includes the dilutive effect of stock options and restricted stock grants (both time and performance based) awarded as part of the company’s share-based compensation and incentive plans. Per share amounts disclosed in these Notes to Consolidated Financial Statements, unless otherwise indicated, are on a diluted basis. Refer to Note (12) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for additional information.

Concentrations of Credit Risk

Concentrations of Credit Risk

The company’s financial instruments that are exposed to concentrations of credit risk consist primarily of trade and other receivables from a variety of domestic, international and national energy companies, including reinsurance companies for recoverable insurance losses. The company manages its exposure to risk by performing ongoing credit evaluations of its customers’ financial condition and may at times require prepayments or other forms of collateral. The company maintains an allowance for doubtful accounts for potential losses based on expected collectability and does not believe it is generally exposed to concentrations of credit risk that are likely to have a material adverse impact on the company’s financial position, results of operations, or cash flows.

Stock-Based Compensation

Stock-Based Compensation

The company follows ASC 718, Compensation—Stock Compensation, for the expensing of stock options and other share-based payments. This topic requires that stock-based compensation transactions be accounted for using a fair-value-based method. The company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. Refer to Note (10) for a complete discussion on stock-based compensation.

Comprehensive Income

Comprehensive Income

The company reports total comprehensive income and its components in the financial statements in accordance with ASC 220, Comprehensive Income. Total comprehensive income represents the net change in stockholders’ equity during a period from sources other than transactions with stockholders and, as such, includes net earnings. For the company, accumulated other comprehensive income is comprised of unrealized gains and losses on available-for-sale securities and derivative financial instruments, currency translation adjustment and any minimum pension liability for the company’s U.S. Defined Benefits Pension Plan and Supplemental Executive Retirement Plan. Refer to Note (11) of “Notes to Consolidated Financial Statements” included in this joint proxy statement/prospectus for a complete discussion on comprehensive income.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The company periodically utilizes derivative financial instruments to hedge against foreign currency denominated assets and liabilities and currency commitments. These transactions generally include forward currency contracts or interest rate swaps that are entered into with major financial institutions. Derivative financial instruments are intended to reduce the company’s exposure to foreign currency exchange risk and interest rate risk.

The company records derivative financial instruments in its consolidated balance sheets at fair value as either assets or liabilities. The accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative and the resulting designation, which is established at the inception of a derivative. The company formally documents, at the inception of a hedge, the hedging relationship and the entity’s risk management objective and strategy for undertaking the hedge, including identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged, the method used to assess effectiveness and the method that will be used to measure hedge ineffectiveness of derivative instruments that receive hedge accounting treatment.

For derivative instruments designated as foreign currency or interest rate hedges (cash flow hedge), changes in fair value, to the extent the hedge is effective, are recognized in other comprehensive income until the hedged item is recognized in earnings. Hedge effectiveness is assessed quarterly based on the total change in the derivative’s fair value. Amounts representing hedge ineffectiveness are recorded in earnings. Any change in fair value of derivative financial instruments that are speculative in nature and do not qualify for hedge accounting treatment is also recognized immediately in earnings. Proceeds received upon termination of derivative financial instruments qualifying as fair value hedges are deferred and amortized into income over the remaining life of the hedged item using the effective interest rate method.

Fair Value Measurements

Fair Value Measurements

The company follows the provisions of ASC 820, Fair Value Measurements and Disclosures, for financial assets and liabilities that are measured and reported at fair value on a recurring basis. ASC 820 establishes a hierarchy for inputs used in measuring fair value. Fair value is calculated based on assumptions that market participants would use in pricing assets and liabilities and not on assumptions specific to the entity. The statement requires that each asset and liability carried at fair value be classified into one of the following categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3: Unobservable inputs that are not corroborated by market data

Subsequent Events		Subsequent Events The company evaluates subsequent events through the time of our filing on the date we issue financial statements.
Accounting Pronouncements

Accounting Pronouncements

From time to time new accounting pronouncements are issued by the FASB that are adopted by the company as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the company’s consolidated financial statements upon adoption.

In March 2017, the FASB issued ASU 2017-7, Compensation – Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Costs and Net Periodic Postretirement Benefit Costs, This new guidance amends the requirements related to the income statement presentation of the components of net periodic benefit cost for an entity’s sponsored defined benefit pension and other postretirement plans. This new guidance was effective for the company in January 2018. The adoption of this guidance requires a retrospective approach and is not expected to have a material effect on the company’s consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which is intended to reduce the diversity in practice related to the presentation of restricted cash in the statement of cash flows. This new guidance is effective for the company in January 2018. The company has early adopted this standard as of December 2017. The company has applied this guidance on a retrospective basis without material impact on its prior year consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. This new guidance is effective for the company in January 2018. The adoption of this guidance requires a modified retrospective approach and is not expected to have a material effect on the company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which amends ASC 230 to add or clarify guidance on the classification of certain specific types of cash receipts in the statement of cash flows with the intent of reducing diversity in practice. This new guidance is effective for the company in January 2018. The adoption of this guidance requires a retrospective approach and is not expected to have a material effect on the company’s consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of accounting for share-based payment transactions, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statement of cash flows. Under this new guidance an entity recognizes all excess tax benefits and deficiencies as income tax expense or benefit in the income statement. The company adopted this new guidance in April 2017. The adoption of this guidance did not have a material effect on the company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended guidance for lease arrangements in order to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. The revised guidance requires reporting entities to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements. Additionally, the company’s vessel contracts may contain a lease component and if so the company would then recognize a portion of its revenue related to that contract as lease revenue. Non-lease components will be recognized in accordance with ASU 2014-09. The new guidance is effective for the company in January 2019. The company expects to use the modified retrospective approach for adoption and is currently evaluating the impact of adopting this guidance on its consolidated financial statements.

In November 2015, the FASB issued ASU 2015-17, Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes and requires that deferred tax assets and liabilities be classified as non-current on the balance sheet. No prior periods would be retrospectively adjusted. The company adopted this new guidance in April 2017. The adoption of this guidance did not have a material effect on the company’s consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 supersedes prior revenue recognition guidance and provides a five step recognition framework that will require entities to recognize the amount of revenue to which it expects to be entitled for the transfer of goods and services. This new revenue standard will be effective for the company in January 2018 and will be adopted using the modified retrospective approach. The company has determined that in instances where mobilization revenue (fees paid by a customer for the relocation of a vessel prior to the start of a charter contract) is a component of vessel charter contracts, the company should defer that revenue as a liability and recognize it consistent with the pattern of revenue recognition (primarily on a straight-line basis) over the life of the vessel’s charter. The company has also evaluated the impact of adopting this standard on January 1, 2018, and determined that there would be an immaterial adjustment to the beginning accumulated deficit for deferred mobilization and demobilization revenue. The necessary changes to the company’s business processes, systems and controls to support recognition and disclosure of this ASU upon adoption on January 1, 2018 have been implemented. Based on the criteria of ASU 2016-02, the company’s vessel charter contracts may contain a lease component and if so, revenue recognition of that portion of the contract would be accounted for as lease revenue while any service components of the contract would be accounted for under ASU 2014-09.